INVESTMENTS IN AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
INVESTMENTS IN AFFILIATES [Abstract]
Undistributed earnings of investments in affiliates	$ 38
Dividends and distributions from unconsolidated affiliates	8		8		30
Investment in Unconsolidated Affiliated Companies:
Total Investments	329		242
Summary of financial information by industry [Abstract]
Equity in earnings of unconsolidated affiliate	2.0		0		9.0
Real Estate and Other [Member]
Investment in Unconsolidated Affiliated Companies:
Total Investments	276		195
Real Estate Industry [Member]
Summary of financial information by industry [Abstract]
Current assets	42		48
Noncurrent assets	623		554
Total assets	665		602
Current liabilities	15		97
Noncurrent liabilities	164		111
Total liabilities	179		208
Operating revenue	30		14		73
Operating costs and expenses	23		9		47
Operating income	7		5		26
Income from continuing operations	7	[1]	1	[1]	22	[1]
Net income	7		1		22
Real Estate Industry [Member] | Joint Venture with DMB Communities II [Member]
Summary of financial information by industry [Abstract]
Description of principal activities	development of Kukui`ula, a 1,000-acre master planned resort residential community located in Poipu, Kauai, planned for approximately 1,000 to 1,200 high-end residential units
Capital and value of land contributed	225
Transportation Industry [Member]
Investment in Unconsolidated Affiliated Companies:
Total Investments	53		47
Summary of financial information by industry [Abstract]
Current assets	88		60
Noncurrent assets	111		118
Total assets	199		178
Current liabilities	39		29
Noncurrent liabilities	22		26
Total liabilities	61		55
Operating revenue	568		476		505
Operating costs and expenses	548		470		502
Operating income	20		6		3
Income from continuing operations	36	[1]	20	[1]	13	[1]
Net income	36		20		13
Transportation Industry [Member] | SSA Terminals, LLC [Member]
Summary of financial information by industry [Abstract]
Description of principal activities	provides stevedoring and terminal services at five terminals in three West Coast ports to the Company and other shipping lines
Membership interest (in hundredths)	35.00%
Cost of ocean transportation services from transactions with unconsolidated affiliate	157		135		145
Equity in earnings of unconsolidated affiliate	$ 13.0		$ 6.0		$ 5.0

[1]	Includes earnings from equity method investments held by the investee.